CONSOLIDATED BALANCE SHEETS (unaudited) (Q1) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 15, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 3,128		$ 6,662	$ 7,674
Accounts receivable, net	12,091		17,389	20,324
Inventories	12,008		13,029	15,589
Investments in content, net	64,912		67,525	81,641
Prepaid expenses and other assets	3,287		2,633	2,527
Property, equipment and improvements, net	2,205		2,372	1,759
Equity investment in affiliates	21,447		22,281	25,233
Other intangible assets	14,399		15,272	19,651
Goodwill	44,891		44,891	45,872
Total assets	178,368		192,054	220,270
LIABILITIES AND EQUITY
Accounts payable and accrued liabilities	22,865	$ 1,300	24,582	32,331
Accrued royalties and distribution fees	43,344		42,493	42,115
Deferred revenue	3,708		5,006	4,402
Debt, net of discount	80,693		80,913	76,264
Deferred tax liability	2,002		2,002	1,814
Stock warrant liability	104		601	4,123
Total liabilities	152,716		155,597	162,343
Equity:
Common stock, $0.001 par value, 250,000,000 shares authorized, 13,724,756 shares issued at March 31, 2015 and December 31, 2014, and 12,895,772 shares and 13,335,258 shares outstanding at March 31, 2015 and December 31, 2014, respectively	14		14	13
Additional paid-in capital	87,900		87,706	86,938
Accumulated deficit	(61,164)		(50,534)	(29,334)
Accumulated other comprehensive loss	(1,098)		(729)	310
Treasury shares, at cost, 828,984 shares at March 31, 2015 and 389,498 shares at December 31, 2014	0		0	0
Total equity	25,652		36,457	57,927
Total liabilities and equity	$ 178,368		$ 192,054	$ 220,270